Capital Management - Adjusted Funds Flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Cash flows from operating activities	$ 1,908,264	$ 1,295,731
Change in non-cash working capital	17,922	220,895
Asset retirement obligations settled	28,793	26,416
Transaction costs	1,539	49,045
Cash premiums on derivatives	0	2,263
Adjusted Funds Flow	$ 1,956,518	$ 1,594,350